Fees Summary	Feb. 03, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 732,000.00
Previously Paid Amount	108.04
Total Fee Amount	108.04
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 0.00
Narrative - Max Aggregate Offering Price	$ 732,000.00
Final Prospectus	true